As filed with the Securities and Exchange Commission on October 21, 2015

1933 Act Registration Number – 333- 203626

1940 Act Registration Number – 811-23049

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

Pre-Effective Amendment No. 3

Post-Effective Amendment No.___

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

Amendment No. 3

Hays Series Trust

(Exact Name of Registrant as Specified in Charter)

17605 Wright Street, Suite 2

Omaha, Nebraska 68130

(Address of Principal Office)

Registrant’s Telephone Number, including Area Code:  800-789-2194

Keith Hays

105 Continental Place, Suite 150

Brentwood, TN 37027

(Name and Address of Agent for Service)

With copy to: Jeffrey T. Skinner, Esq.

Kilpatrick Townsend & Stockton LLP

1001 West Fourth Street

Winston-Salem, NC 27101

Approximate Date of Proposed Public Offering: As soon as practical after the post-effective amendment of this registration statement becomes effective.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

This Pre-Effective Amendment No. 3 to the Trust’s Registration Statement on Form N-1A is filed for the sole purpose of submitting an amended Part C to the Trust’s Registration Statement previously filed on September 11, 2015 and incorporates Parts A and B from said amendment.

PART C

FORM N-1A

OTHER INFORMATION

ITEM 28. Exhibits

(a)(1) Certificate of Trust.1

(a)(2) Agreement and Declaration of Trust (“Trust Instrument”).1

(b) By-Laws.1

(c)	Articles III, V, and VI of the Trust Instrument, Exhibit 28(a)(2) hereto, define the rights of holders of the securities being registered. (Certificates for shares are not issued.)

(d)(1) Investment Advisory Agreement between the Registrant and Hays Capital Management, LLC (the “Adviser”) for the Hays US Opportunity Fund (the “Opportunity Fund”). 2

(d)(2)	Investment Advisory Agreement between the Registrant and the Adviser for the Hays Tactical Multi-Asset Fund (the “Multi-Asset Fund”). [2]

(e)(1)	Underwriting Agreement between the Registrant and Northern Lights Distributors, LLC (the “Distributor”). [2]

(f) Not Applicable.

(g) Custodian Agreement between the Registrant and Union Bank N.A. 2

(h)(1)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC as administrator, fund accountant and transfer agent. [2]

(h)(2) Expense Limitation Agreement for the Opportunity Fund between the Registrant and the Adviser. 2

(h)(3) Expense Limitation Agreement for the Multi-Asset Fund between the Registrant and the Adviser. 2

(h)(4) Administrative Services Agreement between the Registrant and Hays Advisory, LLC. 2

(h)(5)	Chief Compliance Officer Service Agreement between the Registrant and Beacon Compliance Consulting, Inc. [2]

(i) Opinion and Consent of Kilpatrick Townsend & Stockton LLP regarding the legality of securities registered with respect to Hays Series Trust. 2

(j) Consent of Independent Auditor.

(k) Balance Sheet of the Funds dated August 7, 2015.3

(l)(1) Initial Subscription Agreement for the Opportunity Fund. 2

(l)(2) Initial Subscription Agreement for the Multi-Asset Fund. 2

(m)(1)	Distribution Plan under Rule 12b-1 for the Registrant for the Opportunity Fund. [2]

(m)(2)	Distribution Plan under Rule 12b-1 for the Registrant for the Multi-Asset Fund. [2]

(n)(1) Rule 18f-3 Plan. 2

(o) Reserved.

(p)(1) Code of Ethics for the Registrant. 2

(p)(2) Code of Ethics for the Adviser. 2

(q) Copy of Powers of Attorney. 2

1 Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed April 24, 2015 (File No. 333-203626).

2 Incorporated herein by reference to Registrant’s Amended Registration Statement on Form N-1A filed August 14, 2015 (File No. 333-203626).

3 Incorporated herein by reference to Registrant’s Amended Registration Statement on Form N-1A filed September 11, 2015 (File No. 333-203626).

ITEM 29. Persons Controlled by or Under Common Control with the Registrant.

No person is controlled by or under common control with the Registrant.

ITEM 30. Indemnification.

Under Delaware law, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the business trust. The Registrant's Trust Instrument contains the following provisions:

Section 2. Indemnification and Limitation of Liability. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, as provided in Section 3 of this Article VII, the Trust out of its assets shall indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Section 3. Indemnification.

(a) Subject to the exceptions and limitations contained in Subsection (b) below:

(i) every person who is, or has been, a Trustee or an officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; and

(ii) as used herein, the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person:

(i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii) in the event the matter is not adjudicated by a court or other appropriate body, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry), or by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

(d) To the maximum extent permitted by applicable law, expenses incurred in defending any proceeding may be advanced by the Trust before the disposition of the proceeding upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

(e) Any repeal or modification of this Article VII by the Shareholders, or adoption or modification of any other provision of the Declaration or By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

In addition, the Registrant has entered into an Investment Advisory Agreement with its Adviser and a Distribution Agreement with its Distributor. These agreements provide indemnification for those entities and their affiliates. The Adviser’s and Distributor’s personnel may serve as trustees and officers of the Trust.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“1933 Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

ITEM 31. Business and other Connections of the Investment Adviser

The description of the Adviser is found under the caption “Management of the Funds - Investment Adviser” in the Prospectus and under the caption “Management and Other Service Providers - Investment Adviser” in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement, which are incorporated by reference herein. The Adviser may provide investment advisory services to other persons or entities other than the registrant.

ITEM 32. Principal Underwriter

(a)  Northern Lights Distributors, LLC acts as the distributor for the Registrant and the following investment companies: AdvisorOne Funds, AmericaFirst Quantitative Funds, Arrow ETF Trust, BlueArc Multi-Strategy Fund, CLA Strategic Allocation Fund, Compass EMP Funds Trust, Copeland Trust, Equinox Funds Trust, , Forethought Variable Insurance Trust, Miller Investment Trust, Morgan Creek Series Trust, Mutual Fund Series Trust, Neiman Funds, Nile Capital Investment Trust, North Country Funds, Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust III, Northern Lights Variable Trust, OCM Mutual Fund, Princeton Private Equity Fund, Texas Tomorrow Fund II (currently known as the Texas Tuition Promise Fund), Texas College Savings Plan, LoneStar 529 Plan, The Multi-Strategy Growth & Income Fund, The Saratoga Advantage Trust, Total Income+ Real Estate Fund, Tributary Funds, Inc., Two Roads Shared Trust and Vertical Capital Income Fund.

 (b) To the best of Registrant’s knowledge, the directors/managers and executive officers of the Distributor are as follows:

Name*	Position with Underwriter	Positions With Fund
Brian Nielsen	Manager, CEO, Secretary
Bill Wostoupal	President
Daniel Applegarth	Treasurer/FINOP
Mike Nielsen	Chief Compliance Officer and AML Compliance Officer
Bill Strait	General Counsel

* The principal business address for each of the above directors/managers and executive officers is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

(c) Not applicable.

ITEM 33. Location of Accounts and Records

Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b) and 31a-2(a) under the Investment Company Act of 1940 at the principal executive offices of the Adviser at 105 Continental Place, Ste 150, Brentwood, Tennessee 37027, except for those records that may be maintained pursuant to Rule 31a-3 at the offices of Registrant's Custodian, Union Bank, N.A. 350 California Street, Suite 2018, San Francisco, CA 94104; Registrant’s Operational Administrator, Hays Advisory, LLC with principal offices at 105 Continental Place, Ste 150, Brentwood, Tennessee 37027 and Registrant’s Administrator and Transfer Agent, Gemini Fund Services, LLC (“Gemini”), with principal offices at 17605 Wright Street, Suite 2, Omaha, Nebraska 68130. Certain accounting records of the Registrant are maintained by Gemini in its capacity as Accounting Services Agent. Blue Sky records are maintained by Gemini in its capacity as Administrator.

ITEM 34. Management Services

None.

ITEM 35. Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in Brentwood, Tennessee on this 21st day of October, 2015.

Hays Series Trust

By: /s/ Jeffrey Hays_________________________

Jeffrey Hays, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

/s/ Jeffrey Hays	October 21, 2015
Jeffrey Hays, President and Secretary**	Date

/s/ Keith Hays	October 21, 2015
Keith Hays, Treasurer and Trustee***

/s/ Steven C. Rollins*	October 21, 2015
Steven C. Rollins, Trustee

/s/ John S. Gonas*	October 21, 2015
John S. Gonas, Trustee

/s/ James A. Fitzpatrick*	October 21, 2015
James A. Fitzpatrick, Trustee

/s/ Jeffrey Hays	October 21, 2015
*By Jeffrey Hays, Attorney-in-Fact

**Mr. Jeffrey Hays is the principal executive officer of the Hays Series Trust.

***Mr. Keith Hays is the principal financial officer of the Hays Series Trust.